LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of additional information about leasing activities for lessee

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2021	December 31, 2020
Lease obligations	$364.6	$241.0
Less: Interest	56.3	49.8
	308.3	191.2
Less: Current portion	50.9	37.5
	$257.4	$153.7

Schedule of maturities of operating lease payments

The following table presents principal and interest payments on future minimum lease payments under the lease obligations in each of the next five years as follows:

2022	$64.2
2023	55.3
2024	45.9
2025	36.1
2026	101.0
Thereafter	62.1
$364.6